UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2001

Check here if Amendment  [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Eagle Growth Investors, L.L.C.
Address:	800 Third Avenue
		New York, New York 10022

13F File Number:	28-6566

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		David A. Rosenfeld
Title:		President/CEO
Phone:		(212) 652-4800
Signature, Place, and Date of Signing:

	David A. Rosenfeld	New York, New York	January 22, 2002

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	90

Form 13F Information Table Value Total: $193,890,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
- ------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner                COM              00184a105     3020    94082 SH       SOLE                    94082
Allergan                       COM              018490102     2824    37625 SH       SOLE                    37625
Alliance Capital               COM              01855A101      242     5000 SH       SOLE                     5000
Amdocs Limited                 COM              G02602103     3318    97685 SH       SOLE                    97685
AmeriCredit                    COM              03060R101     2294    72725 SH       SOLE                    72725
American Home Products         COM              026609107      235     3825 SH       SOLE                     3825
American Intl Group            COM              026874107      345     4350 SH       SOLE                     4350
American Tower                 COM              029912201     3911   412945 SH       SOLE                   412945
Amgen                          COM              031162100     3918    69425 SH       SOLE                    69425
Anadarko Petroleum             COM              032511107     2789    49055 SH       SOLE                    49055
Analog Devices                 COM              032654105      595    13400 SH       SOLE                    13400
Apache Corp                    COM              037411105      611    12259 SH       SOLE                    12259
AstraZeneca Corp               COM              046353108     3520    75537 SH       SOLE                    75537
AvalonBay Communities          COM              053484101     1332    28151 SH       SOLE                    28151
Bed Bath & Beyond              COM              075896100     2208    65125 SH       SOLE                    65125
Berkshire Hathaway Cl B        COM              084670207     1619      641 SH       SOLE                      641
Brinker International          COM              109641100     1214    40800 SH       SOLE                    40800
Bristol Myers Squibb           COM              110122108      365     7150 SH       SOLE                     7150
Carnival Cruise                COM              143658102     1833    65275 SH       SOLE                    65275
Celgene Corp                   COM              151020104     3414   106970 SH       SOLE                   106970
Cendant                        COM              151313103     7291   371825 SH       SOLE                   371825
Cisco Systems                  COM              17275R102      199    11000 SH       SOLE                    11000
Citigroup                      COM              172967101     8321   164835 SH       SOLE                   164835
Coca Cola                      COM              191216100      328     6960 SH       SOLE                     6960
Credit Suisse Group            COM              997171582     5580   130126 SH       SOLE                   130126
Crown Castle International Cor COM              228227104     3427   320875 SH       SOLE                   320875
Duke Realty Corp               COM              264411505      730    30000 SH       SOLE                    30000
EMC Corp                       COM              268648102      165    12250 SH       SOLE                    12250
Electronic Data Systems        COM              285661104     3420    49895 SH       SOLE                    49895
Eli Lilly                      COM              532457108     1349    17180 SH       SOLE                    17180
Equity Office Pptys.           COM              294741103     1110    36900 SH       SOLE                    36900
Exxon Mobil Corp.              COM              30231g102      596    15167 SH       SOLE                    15167
Federal Home Loan Mtg Corp     COM              313400301     2891    44200 SH       SOLE                    44200
Gemstar TV Guide International COM              36866W106     3627   130925 SH       SOLE                   130925
Genentech Inc                  COM              368710406     2692    49630 SH       SOLE                    49630
General Electric               COM              369604103      478    11922 SH       SOLE                    11922
Gillette                       COM              375766102      777    23251 SH       SOLE                    23251
HRPT Properties Trust          COM              40426W101      249    28800 SH       SOLE                    28800
Hewlett Packard                COM              428236103      233    11359 SH       SOLE                    11359
Home Depot                     COM              437076102     5156   101070 SH       SOLE                   101070
Hospitality Properties Trust   COM              44106M102     2625    88985 SH       SOLE                    88985
Host Marriott                  COM              44107P104     1011   112325 SH       SOLE                   112325
Household International        COM              441815107     1922    33175 SH       SOLE                    33175
IBM                            COM              459200101      348     2875 SH       SOLE                     2875
IDEC Pharmaceuticals Corp      COM              449370105     2250    32640 SH       SOLE                    32640
IMS Health                     COM              449934108     1359    69675 SH       SOLE                    69675
Intel                          COM              458140100     1435    45619 SH       SOLE                    45619
Intuit                         COM              461202103      350     8172 SH       SOLE                     8172
Jabil Circuit, Inc             COM              466313103     3436   151215 SH       SOLE                   151215
Johnson & Johnson              COM              478160104      516     8730 SH       SOLE                     8730
Kohls Corp                     COM              500255104     2074    29450 SH       SOLE                    29450
Liberty Media Corp Cl A        COM              530718105     2636   188300 SH       SOLE                   188300
Manor Care                     COM              564055101     1392    58725 SH       SOLE                    58725
Marriott International         COM              571900109      429    10550 SH       SOLE                    10550
Marsh & McLennan               COM              571748102     2901    26996 SH       SOLE                    26996
Mattel                         COM              577081102      241    14000 SH       SOLE                    14000
Maxygen                        COM              577776107     1948   110850 SH       SOLE                   110850
Medtronic                      COM              585055106      283     5530 SH       SOLE                     5530
Merck                          COM              589331107     2326    39550 SH       SOLE                    39550
Merrill Lynch                  COM              590188108     2919    56010 SH       SOLE                    56010
Microsoft                      COM              594918104     5581    84235 SH       SOLE                    84235
Minnesota Mng & Mfg            COM              604059105      248     2100 SH       SOLE                     2100
Morgan Stanley Dean Witter     COM              617446448     3810    68110 SH       SOLE                    68110
Nabors Industries              COM              629568106     3935   114635 SH       SOLE                   114635
Nokia                          COM              654902204     2140    87230 SH       SOLE                    87230
Nordstrom                      COM              655664100     1531    75665 SH       SOLE                    75665
Novavax                        COM              670002104      101    10000 SH       SOLE                    10000
Ocean Energy INC TEX           COM              67481E106     1970   102625 SH       SOLE                   102625
Pfizer                         COM              717081103     2101    52710 SH       SOLE                    52710
Post Properties                COM              737464107      707    19900 SH       SOLE                    19900
Public Service Enterprises     COM              744573106     2822    66895 SH       SOLE                    66895
Safeway                        COM              786514208      222     5320 SH       SOLE                     5320
Schlumberger                   COM              806857108      225     4100 SH       SOLE                     4100
Simon Property Group           COM              828806109      461    15725 SH       SOLE                    15725
Solectron Corp.                COM              834182107      270    23900 SH       SOLE                    23900
Sprint Corp (PCS Group)        COM              852061506     2035    83375 SH       SOLE                    83375
Staples                        COM              855030102     3975   212561 SH       SOLE                   212561
Sun Communities                COM              866674104     1646    44200 SH       SOLE                    44200
Symbol Technologies            COM              871508107     2955   186105 SH       SOLE                   186105
Texas Instruments              COM              882508104     2282    81488 SH       SOLE                    81488
Triad Hospitals Inc.           COM              89579k109     1838    62640 SH       SOLE                    62640
Tyco International             COM              902124106     9018   153110 SH       SOLE                   153110
UTStarcom, Inc.                COM              918076100     2850   100000 SH       SOLE                   100000
Veritas Software               COM              923436109      275     6125 SH       SOLE                     6125
Viacom CL B                    COM              925524308     4637   105029 SH       SOLE                   105029
Wal Mart                       COM              931142103     1621    28174 SH       SOLE                    28174
Waste Management               COM              94106L109     3541   110980 SH       SOLE                   110980
Weatherford International      COM              947074100     2516    67527 SH       SOLE                    67527
Wells Fargo                    COM              949746101     4059    93385 SH       SOLE                    93385
Worldcom Group                 COM              98157D106     3889   276241 SH       SOLE                   276241